Offerings	Jun. 03, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00002 per share
Amount Registered | shares	1,067,500	[1]
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 5,337,500	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 817.17	[3]
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Our Ordinary Shares are not traded on any national exchange and in accordance with Rule 457, the proposed maximum aggregate offering price was determined by multiplying the number of shares to be offered by the arbitrary assumed price of $5.00 per share. Calculated pursuant to Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00002 per share
Amount Registered | shares	457,500	[1]
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 2,287,500	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 350.22	[3]
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Our Ordinary Shares are not traded on any national exchange and in accordance with Rule 457, the proposed maximum aggregate offering price was determined by multiplying the number of shares to be offered by the arbitrary assumed price of $5.00 per share. Calculated pursuant to Rule 457(o) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00002 per share
Amount Registered | shares	2,274,375	[1]
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 11,371,875	[4]
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,741.03	[3]
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. For purposes of calculating the proposed maximum aggregate offering price, we have multiplied the number of shares covered by the resale prospectus by an arbitrary assumed price of $5.00 per share. Calculated pursuant to Rule 457(o) under the Securities Act.

[1]	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
[2]	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Our Ordinary Shares are not traded on any national exchange and in accordance with Rule 457, the proposed maximum aggregate offering price was determined by multiplying the number of shares to be offered by the arbitrary assumed price of $5.00 per share.
[3]	Calculated pursuant to Rule 457(o) under the Securities Act.
[4]	For purposes of calculating the proposed maximum aggregate offering price, we have multiplied the number of shares covered by the resale prospectus by an arbitrary assumed price of $5.00 per share.